Other income and expenses (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Other Operating Expenses	$ 42,344,283	$ 45,606,988	$ 39,798,515
Other Operating Expenses	(602,151)	(1,573,218)	(1,343,937)
Others
Statement [Line Items]
Other Operating Expenses	61,131	25,662	17,269
Other Operating Expenses	(89,968)	(165,020)	0
Charge Related to the Provision for Lawsuits and Claims
Statement [Line Items]
Other Operating Expenses	0	(109,905)	(24,620)
Impairment of Material and Spare Parts
Statement [Line Items]
Other Operating Expenses	(512,183)	(80,557)	(126,240)
Charge Related to the Allowance for Doubtful Accounts
Statement [Line Items]
Other Operating Expenses	0	(1,383)	(7,227)
Charge Related to Discount Tax Credits
Statement [Line Items]
Other Operating Expenses	0	0	(88,777)
Interests
Statement [Line Items]
Other Operating Expenses	0	(1,216,353)	(1,097,073)
Other Operating Expenses
Statement [Line Items]
Other Operating Expenses	$ (602,151)	$ (1,573,218)	$ (1,343,937)